Borrowings (Details 2) In Thousands, unless otherwise specified																			1 Months Ended		12 Months Ended	1 Months Ended																1 Months Ended					1 Months Ended				1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Secured loan China Development Bank USD ($)	Dec. 31, 2011 Secured loan China Development Bank CNY	Dec. 31, 2010 Secured loan China Development Bank CNY	Dec. 31, 2011 Unsecured loans USD ($)	Dec. 31, 2011 Unsecured loans CNY	Dec. 31, 2010 Unsecured loans CNY	Dec. 31, 2011 Bank borrowings secured by multiple assets USD ($)	Dec. 31, 2011 Bank borrowings secured by multiple assets CNY	Dec. 31, 2010 Bank borrowings secured by multiple assets CNY	Dec. 31, 2011 Bank borrowings guaranteed by related parties USD ($)	Dec. 31, 2011 Bank borrowings guaranteed by related parties CNY	Dec. 31, 2010 Bank borrowings guaranteed by related parties CNY	Dec. 31, 2010 Bank borrowings guaranteed by related parties Other parties CNY	Dec. 31, 2011 Bank borrowings guaranteed by property, plant and equipment USD ($)	Dec. 31, 2011 Bank borrowings guaranteed by property, plant and equipment CNY
Mar. 31, 2010
Bank borrowings at an interest rate of 6 - month LIBOR plus 3%
DEG - Deutsche Investitions - und Entwicklungsgesellschaft mbH, Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden N.V. and Societe de Promotion et Participation. pour la Cooperation Economique
Tianwei Yingli
USD ($)

Sep. 30, 2008
Bank borrowings at an interest rate of 6 - month LIBOR plus 3%
DEG - Deutsche Investitions - und Entwicklungsgesellschaft mbH, Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden N.V. and Societe de Promotion et Participation. pour la Cooperation Economique
Tianwei Yingli
CNY
Y

Dec. 31, 2011
Bank borrowings at an interest rate of 6 - month LIBOR plus 3%
DEG - Deutsche Investitions - und Entwicklungsgesellschaft mbH, Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden N.V. and Societe de Promotion et Participation. pour la Cooperation Economique
Tianwei Yingli
CNY
																						Dec. 31, 2009 Bank borrowings at an interest rate of 6-month LIBOR plus 6% China Development Bank Yingli China USD ($)	Dec. 31, 2008 Bank borrowings at an interest rate of 6-month LIBOR plus 6% China Development Bank Yingli China USD ($) Y	May 31, 2010 Bank borrowings at an interest rate of 12 - month LIBOR plus 1.7% Luso International Banking Ltd. Tianwei Yingli USD ($) Y	Aug. 31, 2011 Bank borrowings at an interest rate of 5.76% Industrial and Commercial Bank of China Limited Yingli Hainan CNY	May 31, 2010 Bank borrowings at an interest rate of 5.76% Industrial and Commercial Bank of China Limited Yingli Hainan CNY Y	Jun. 30, 2011 Bank borrowings at a floating interest rate of five - year Renminbi benchmark loan rates plus an additional surcharge of 2.5% Bank of Communications Co., Ltd Yingli Hainan CNY	Jun. 30, 2010 Bank borrowings at a floating interest rate of five - year Renminbi benchmark loan rates plus an additional surcharge of 2.5% Bank of Communications Co., Ltd Yingli Hainan CNY Y	Nov. 30, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli Hainan USD ($) Y	Nov. 30, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli Hainan CNY Y	Oct. 31, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli New Energy Resources Co., Ltd. USD ($) Y	Oct. 31, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli New Energy Resources Co., Ltd. CNY Y	Jul. 31, 2010 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates Export - Import Bank of China Yingli China CNY Y	Feb. 28, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan USD ($) Y	Feb. 28, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan CNY Y	Dec. 31, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan USD ($)	Dec. 31, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan CNY	Aug. 31, 2010 Bank borrowings at an interest rate applicable to Export Seller's Credit Export - Import Bank of China Tianwei Yingli Y	Mar. 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 10% China Communications Bank Yingli China USD ($) M	Mar. 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 10% China Communications Bank Yingli China CNY M	Dec. 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 10% China Communications Bank Yingli China USD ($)	Dec. 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 10% China Communications Bank Yingli China CNY	May 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% Bank of China and China Citic Bank Yingli China USD ($) M	May 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% Bank of China and China Citic Bank Yingli China CNY M	Dec. 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% Bank of China and China Citic Bank Yingli China USD ($)	Dec. 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% Bank of China and China Citic Bank Yingli China CNY	Oct. 31, 2011 Bank borrowings at an interest rate of 6-month LIBOR plus 520 basic points China Development Bank Yingli New Energy Resources Co., Ltd. USD ($)
Borrowings
Total long-term bank debt	$ 822,758	5,178,358	3,158,544	$ 45,050	283,541	357,626	$ 206,549	1,300,000	1,372,527	$ 346,870	2,183,167	929,710	$ 208,492	1,312,225	198,681	300,000	$ 15,797	99,425
Carrying value as of the balance sheet date of the portion of long-term debt not otherwise specified in the taxonomy that is scheduled to be repaid within one year or the normal operating cycle, if longer	(274,307)	(1,726,459)	(662,062)
Total long-term borrowings	548,451	3,451,899	2,496,482
Amount of loan agreement																				75,000			70,000	20,000		180,000		220,000	142,996	900,000	55,609	350,000	500,000	63,554	400,000				158,884	1,000,000			184,305	1,160,000			100,000
Interest rate (as a percent)																										5.76%
Maturity period (in months/years)																				5			8	3		5		5	8	8	8	8	5	5	5			2	45	45			42	42
Basis of interest rate																				6-month LIBOR			6-month LIBOR	12-month LIBOR				five-year Renminbi					five-year Renminbi	five-year Renminbi	five-year Renminbi				three to five-year Renminbi	three to five-year Renminbi			three to five-year Renminbi	three to five-year Renminbi			6-month LIBOR
Basis spread (as a percent)																				3.00%			6.00%	1.70%				2.50%											10.00%	10.00%			5.00%	5.00%			5.20%
Amount of principal repayable in installment																			9,375						20,000		55,000
Minimum amount of transfers of assets, loans and contributions to the borrower's subsidiaries subject to restrictions																					20,000
Minimum amount of sales, transfer or disposal of any assets subject to restrictions																					300,000
Amount of principal repayable in installment																						8,000
Amount of principal repayable in installment for the remaining six years																						9,000
Amount withdrawn																																		56,880	358,000	95,330	600,000				58,387	367,480			46,076	290,000
Aggregate maturities of long-term debt
2012	274,307	1,726,459																															70,000
2013	214,430	1,349,600																															140,000
2014	140,006	881,184																															170,000
2015	98,720	621,332																															120,000
2016	54,410	342,451
Thereafter	40,885	257,332
Total	$ 822,758	5,178,358